Property and Equipment, Net - Schedule of Property and Equipment Net (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property Plant And Equipment [Line Items]
Property and equipment, gross		$ 7,364	$ 7,351
Less: Accumulated depreciation and amortization		(4,144)	(2,802)
Property and equipment, net	$ 0	3,220	4,549
Laboratory Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross		2,257	2,245
Furniture and Office Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross		520	520
Computer Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross		73	54
Software
Property Plant And Equipment [Line Items]
Property and equipment, gross		121	139
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross		$ 4,393	$ 4,393